Other Receivables, Prepayments and Deposits (Tables)	6 Months Ended
Jun. 30, 2024
Other Receivables, Prepayments and Deposits
Schedule of other receivables, prepayments and deposits

	June 30,	December 31,
	2024	2023

	(in US$’000)
Prepayments	7,082	7,108
Interest receivables	2,842	2,936
Deposits	1,057	1,065
Value-added tax receivables	363	2,166
Others	3,370	1,614
	14,714	14,889